Transactions with Joint Venture, Associates, and Unconsolidated Entities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Accounts receivable and other assets	R$ 6,359	R$ 5,929
Accounts payable and other liabilities	74,210	67,654
Revenue from services rendered	347	119
Financial income	430
Operating costs and expenses	(236,087)	(215,079)
Financial expenses	(167)
Other Entities
Related Party Transaction [Line Items]
Accounts receivable and other assets	6,359	5,929
Accounts payable and other liabilities	7,506	5,560
Revenue from services rendered	347	119
Financial income	430
Operating costs and expenses	(28,816)	(29,856)
Financial expenses	(9)
Hispamar
Related Party Transaction [Line Items]
Accounts payable and other liabilities	66,704	62,094
Operating costs and expenses	(207,271)	R$ (185,223)
Financial expenses	R$ (158)